Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenues - related parties	$ 125,000	$ 125,000
Cost of revenues - related parties	0	0
Gross profit	125,000	125,000
Operating Expenses
General and administrative	94,796	110,235
Net Income from operation	30,204	14,765
Other income	0	0
Net Income from operation before taxes	30,204	14,765
Provision for income taxes	4,531	2,215
Net Income (loss)	$ 25,673	$ 12,550
Earnings per common share-basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding basic and diluted	126,740,708	126,738,200